NEWBUILDINGS	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
NEWBUILDINGS

12.	NEWBUILDINGS

Movements in the two years ended December 31, 2022 are summarized as follows:

(in thousands of $)
Balance at January 1, 2021	48,498
Installments and other costs paid and payable	274,248
Transfer to Vessels and equipment	(194,162)
Capitalized borrowing costs	2,049
Balance at December 31, 2021	130,633
Installments and other costs paid and payable	299,963
Transfer to Vessels and equipment	(386,241)
Capitalized borrowing costs	3,636
Balance at December 31, 2022	47,991

The following table sets forth certain details of our newbuildings delivered in the two years ended December 31, 2022:

Vessel name	Vessel type	Date of delivery

Front Gaula	VLCC	October 2022
Front Tana	VLCC	August 2022
Front Alta	VLCC	April 2022
Front Tweed	VLCC	June 2022

Front Feature	LR2	November 2021
Front Favour	LR2	September 2021
Front Future	LR2	April 2021
Front Fusion	LR2	March 2021

As of January 1, 2021, the Company's newbuilding program comprised four LR2 tankers, all of which were delivered in the year ended December 31, 2021.
As of December 31, 2021, the Company’s newbuilding program consisted of six VLCCs, four of which were delivered in the year ended December 2022.

As of December 31, 2022, the Company’s newbuilding program consisted of two VLCCs, which were delivered in January 2023.

Refer to Note 13 for impairment considerations.